Auditor Remuneration - Summary of Auditor Remuneration (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditors Remuneration [Abstract]
Auditor fees	€ 5	€ 4	€ 5